Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Sabine Pass Liquefaction, LLC
Entity Central Index Key	0001499200
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Mar. 31, 2017
Amendment Flag	false